Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	37 Months Ended
	Apr. 30, 2019	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Aug. 31, 2021	Dec. 31, 2019	Aug. 31, 2018
Debt Instrument [Line Items]
Debt instrument, interest rate	10.25%
Debt instrument principal outstanding			$ 135,000	$ 135,000
Commitment fee			6,750	6,750
Payment in kind interest on principal balance			11,055	8,051
Payment-in-kind interest on the principal balance, commitment fee.			228	114
Term loan facility maturity date		Jun. 30, 2023
Minimum liquidity balance on operating cash			6,000
Minimum liquidity balance on operating cash in cash account on daily basis			10,000
Debt Instrument, Face Amount							$ 80,000
Debt Instrument, Repurchase Amount							$ 20,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 75,000
Line of Credit Facility, Commitment Fee Amount	6,750
Debt Issuance Costs, Net	$ 3,625
Line of Credit Facility, Commitment Fee Percentage	5.00%				5.00%
Long-term debt			$ 153,033	149,915		$ 145,900
Maximum
Debt Instrument [Line Items]
cash payment interest rate	7.75%
Payment in kind, interest rate	2.75%
Minimum
Debt Instrument [Line Items]
cash payment interest rate	7.50%
Payment in kind, interest rate	2.50%
Term Loan
Debt Instrument [Line Items]
Minimum liquidity balance on operating cash				6,000
Minimum liquidity balance on operating cash in cash account on daily basis				$ 10,000
Debt description			The term loan was entered into by our wholly owned subsidiary and is also guaranteed by certain of our wholly owned subsidiaries and collateralized by all unrestricted assets of our subsidiaries.	The term loan was entered into by our wholly owned subsidiary and is also guaranteed by certain of our wholly owned subsidiaries and collateralized by all unrestricted assets of our subsidiaries.
Payment In Kind PIK Note
Debt Instrument [Line Items]
Term loan facility maturity date				Jun. 30, 2023
Long-term debt				$ 8,051		$ 4,120